Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Statement of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities [Abstract]
Profit/(loss) for the year	$ 161,397		$ 61,979		$ (11,507)
Items included in net income not affecting cash flows [Abstract]
Compensation related to options and restricted stock	3,233		4,133		4,347
Changes in operating assets and liabilities [Abstract]
Accounts payable and accrued expenses	(5,232)		5,573		1,510
Net cash provided by operating activities	251,411		127,906		60,562
Cash flows from investing activities [Abstract]
Net cash (used in)/provided by investing activities	(124,977)		110,518		(86,512)
Cash flows from financing activities [Abstract]
Cash dividends paid	(186,672)		(19,679)		(22,083)
Purchase of treasury shares	(18,808)		(24,758)		(32,178)
Net cash (used in)/provided by financing activities	(177,763)		(173,343)		17,967
Net (decrease)/increase in cash and cash equivalents	(51,329)		65,081		(7,983)
Cash and cash equivalents at beginning of period	125,948	[1],[2]	60,658		68,641
Cash and cash equivalents at end of period	74,738	[1],[2]	125,948	[1],[2]	60,658
Parent Company [Member]
Cash flows from operating activities [Abstract]
Profit/(loss) for the year	110,206		77,563		36,095
Items included in net income not affecting cash flows [Abstract]
Impairment charge	699		1,234		35,149
Compensation related to options and restricted stock	2,168		3,013		3,203
Changes in operating assets and liabilities [Abstract]
Accounts receivable and prepaid expenses	105		(675)		1,604
Accounts payable and accrued expenses	858		(246)		277
Amounts due to related parties	10,574		(69,740)		(6,834)
Net cash provided by operating activities	124,611		11,150		69,494
Cash flows from investing activities [Abstract]
Investments in subsidiaries	0		(395)		0
Loan to subsidiaries	60,180		47,744		(5,004)
Net cash (used in)/provided by investing activities	60,180		47,349		(5,004)
Cash flows from financing activities [Abstract]
Cash dividends paid	(186,672)		(19,679)		(22,083)
Purchase of treasury shares	(18,808)		(24,758)		(32,178)
Net cash (used in)/provided by financing activities	(205,480)		(44,436)		(54,261)
Net (decrease)/increase in cash and cash equivalents	(20,689)		14,062		10,229
Cash and cash equivalents at beginning of period	29,601		15,539		5,310
Cash and cash equivalents at end of period	$ 8,912		$ 29,601		$ 15,539

[1]	Cash and cash equivalents include $370 thousand in restricted cash in 2023 and $316 thousand in restricted cash in 2022, including employee withholding tax.
[2]	Amounts carried at amortized cost.